Share-Based Payments - Total Shareholder Return Units Activity (Details) - Total Shareholder Return Units (TSRU) [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	18,067
Granted, shares	53,467
Vested, shares	(6,440)
Forfeited, shares	(3,087)
Nonvested, end of period, shares	62,007	18,067
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Nonvested, beginning of period, weighted-average grant date fair value per share (in dollars per share)	$ 6.07
Granted, weighted-average grant-date fair value per share (in dollars per share)	5.83	$ 6.66	$ 6.51
Vested, weighted-average grant date fair value per share (in dollars per share)	5.14
Forfeited, weighted-average grant date fair value per share (in dollars per share)	5.91
Nonvested, end of period, weighted-average grant date fair value per share (in dollars per share)	5.97	6.07
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Grant Price [Abstract]
Outstanding, beginning of period, weighted-average exercise price per share (in dollars per share)	31.27
Granted, weighted-average exercise price per share (in dollars per share)	30.59
Forfeited, weighted-average exercise price per share (in dollars per share)	27.41
Expired, weighted-average exercise price per share (in dollars per share)	30.90
Outstanding, end of period, weighted-average exercise price per share (in dollars per share)	$ 31.10	$ 31.27